SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
Dec. 31, 2020 USD ($)
Total non-cash asset purchase	$ 4,786,109
Stock issued for purchase of assets from ICT Investments (at par)	266,092
Additional paid in capital	4,520,018
Total non-cash consideration	4,786,109
Customer Relationships
Total non-cash asset purchase	211,000
Equipment Design Documentation
Total non-cash asset purchase	2,675,000
Operational Software & Website
Total non-cash asset purchase	294,560
Machinery And Equipment
Total non-cash asset purchase	819,136
Sales Demo Inventory
Total non-cash asset purchase	$ 786,413